Segment information - Segment results (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Segment information
Segment revenues	$ 13,832,556	$ 2,789,650	$ 4,201,685
Segment gross profit (loss)	4,766,494	1,101,543	1,138,105
Segment loss before taxes	(21,644,111)	(10,562,206)	(15,712,360)
Research and development	1,183,963	2,013,775	4,237,638
Office salaries and benefits	3,704,164	2,431,670	2,981,097
Selling and marketing expenses	3,813,855	1,486,975	2,577,740
Professional fees	3,336,347	2,390,369	2,795,676
Office and general	2,288,188	1,736,686	2,302,420
Goodwill impairment loss (note 7)	15,082,026	6,372,394
Intangible asset impairment loss (note 13)	380,457
Gain on deconsolidation of subsidiary (note 32)		(67,379)
Impairment loss on debentures			1,892,518
Net finance expense (income)	(4,130,500)	(5,498,656)	(1,126,041)
Sales of boats
Segment information
Segment revenues	11,879,454	1,273,441	959,832
Sales of parts and boat maintenance
Segment information
Segment revenues	1,723,791	69,969	241,153
Boat rental and boat club membership revenue
Segment information
Segment revenues	172,007	1,446,420	3,000,700
Sale of powertrain systems
Segment information
Segment revenues	57,304
Vision Marine Segment
Segment information
Segment revenues	996,993	2,789,650	4,201,685
Segment gross profit (loss)	44,330	1,101,543	1,138,105
Segment loss before taxes	(21,385,757)	(10,562,206)	(15,712,360)
Research and development	1,183,963	2,013,775	4,237,638
Office salaries and benefits	1,965,434	2,431,670	2,981,097
Selling and marketing expenses	2,711,685	1,486,975	2,577,740
Professional fees	3,283,330	2,390,369	2,795,676
Office and general	1,214,725	1,736,686	2,302,420
Goodwill impairment loss (note 7)	15,082,026	6,372,394
Intangible asset impairment loss (note 13)	380,457
Gain on deconsolidation of subsidiary (note 32)		(67,379)
Impairment loss on debentures			1,892,518
Net finance expense (income)	(4,810,928)	(5,498,656)	(1,126,041)
Vision Marine Segment | Sales of boats
Segment information
Segment revenues	739,215	1,273,441	959,832
Vision Marine Segment | Sales of parts and boat maintenance
Segment information
Segment revenues	56,142	69,969	241,153
Vision Marine Segment | Boat rental and boat club membership revenue
Segment information
Segment revenues	144,332	$ 1,446,420	$ 3,000,700
Vision Marine Segment | Sale of powertrain systems
Segment information
Segment revenues	57,304
NVG Segment
Segment information
Segment revenues	12,835,563
Segment gross profit (loss)	4,722,164
Segment loss before taxes	(258,354)
Office salaries and benefits	1,738,730
Selling and marketing expenses	1,102,170
Professional fees	53,017
Office and general	1,073,463
Net finance expense (income)	680,428
NVG Segment | Sales of boats
Segment information
Segment revenues	11,140,239
NVG Segment | Sales of parts and boat maintenance
Segment information
Segment revenues	1,667,649
NVG Segment | Boat rental and boat club membership revenue
Segment information
Segment revenues	$ 27,675